Commitments and Contingencies - Future minimum charter hire receipts (Table) (Details) $ in Thousands	Jun. 30, 2025 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2026	$ 410,796
2027	380,622
2028	430,361
2029	415,198
2030	395,288
Thereafter	927,645
Total	$ 2,959,910